Dividends - Total coupons on capital securities classified as equity (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Other Equity [Line Items]
Dividends recognised as distributions to owners	$ 7,508	$ 2,473	$ 4,497